CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 28, 2017	Jun. 29, 2016
Current Assets:
Cash and cash equivalents	$ 9,064	$ 31,446
Accounts receivable, net	44,658	45,612
Inventories	24,997	25,104
Restaurant supplies	46,380	45,455
Prepaid expenses	29,293	30,825
Total current assets	154,392	178,442
Property and Equipment, at Cost:
Land	149,098	147,626
Buildings and leasehold improvements	1,655,227	1,626,924
Furniture and equipment	713,228	663,472
Construction-in-progress	21,767	23,965
Gross property and equipment	2,539,320	2,461,987
Less accumulated depreciation and amortization	(1,538,706)	(1,418,835)
Net property and equipment	1,000,614	1,043,152
Other Assets:
Goodwill	163,953	164,007
Deferred income taxes, net	37,029	14,325
Intangibles	27,512	30,225
Other	30,200	28,299
Total other assets	258,694	236,856
Total assets	1,413,700	1,458,450
Current Liabilities:
Current installments of long-term debt	9,649	3,563
Accounts payable	104,231	95,414
Gift card liability	126,482	122,329
Accrued payroll	70,281	70,999
Other accrued liabilities	121,582	121,324
Income taxes payable	14,203	22,022
Total current liabilities	446,428	435,651
Long-term debt, less current installments	1,319,829	1,110,693
Other liabilities	141,124	137,682
Commitments and Contingencies (Notes 9 and 14)
Shareholders’ Deficit:
Common stock—250,000,000 authorized shares; $0.10 par value; 176,246,649 shares issued and 48,440,721 shares outstanding at June 28, 2017 and 176,246,649 shares issued and 55,420,656 shares outstanding at June 29, 2016	17,625	17,625
Additional paid-in capital	502,074	495,110
Accumulated other comprehensive loss	(11,921)	(11,594)
Retained earnings	2,627,073	2,545,716
Shareholders' equity including treasury stock	3,134,851	3,046,857
Less treasury stock, at cost (127,805,928 shares at June 28, 2017 and 120,825,993 shares at June 29, 2016)	(3,628,532)	(3,272,433)
Total shareholders’ deficit	(493,681)	(225,576)
Total liabilities and shareholders’ deficit	$ 1,413,700	$ 1,458,450